Supplementary Oil And Gas Information (Unaudited) - Proved and Proved Developed Natural Gas Reserve Quantities (Details) - MMBbls	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Proved Developed And Undeveloped Reserves [Roll Forward]
Sales of reserves in place (in Bcf)	(1)
Natural Gas
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	12,246	11,318	7,701
Extensions and discoveries (in Bcf)	1,185	251	545
Improved recovery (in Bcf)	603	192	161
Purchases of reserves in place (in Bcf)	0	228	1,654
Sales of reserves in place (in Bcf)	(6)	0	(1)
Production (in Bcf)	(755)	(693)	(587)
Economic revisions due to prices (in Bcf)	88	(575)	708
Revisions of prior estimates (in Bcf)	58	1,526	1,136
Proved reserves, net, ending balance	13,419	12,246	11,318
Net proved developed reserves (in Bcf)	4,040	4,975	4,492	3,144
Natural Gas | North America
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	12,217	11,285	7,655
Extensions and discoveries (in Bcf)	1,185	251	545
Improved recovery (in Bcf)	603	192	161
Purchases of reserves in place (in Bcf)	0	228	1,654
Sales of reserves in place (in Bcf)	(6)	0	(1)
Production (in Bcf)	(750)	(688)	(581)
Economic revisions due to prices (in Bcf)	87	(572)	712
Revisions of prior estimates (in Bcf)	57	1,521	1,139
Proved reserves, net, ending balance	13,393	12,217	11,285
Net proved developed reserves (in Bcf)	4,029	4,956	4,469	3,116
Natural Gas | North Sea
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	4	8	12
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(1)	(1)	(1)
Economic revisions due to prices (in Bcf)	0	0	0
Revisions of prior estimates (in Bcf)	(1)	(3)	(3)
Proved reserves, net, ending balance	3	4	8
Net proved developed reserves (in Bcf)	1	1	3	6
Natural Gas | Offshore Africa
Proved Developed And Undeveloped Reserves [Roll Forward]
Proved reserves, net, beginning balance	25	25	34
Extensions and discoveries (in Bcf)	0	0	0
Improved recovery (in Bcf)	0	0	0
Purchases of reserves in place (in Bcf)	0	0	0
Sales of reserves in place (in Bcf)	0	0	0
Production (in Bcf)	(4)	(4)	(4)
Economic revisions due to prices (in Bcf)	1	(3)	(4)
Revisions of prior estimates (in Bcf)	1	7	0
Proved reserves, net, ending balance	23	25	25
Net proved developed reserves (in Bcf)	10	19	20	22